INCOME TAX EXPENSE - Disclosure of Movement of the Valuation Allowance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
INCOME TAX EXPENSE
Balance as of January 1	¥ 282,781	$ 40,999	¥ 143,797	¥ 73,169
Addition	203,258	29,470	138,984	70,628
Balance as of December 31	¥ 486,039	$ 70,469	¥ 282,781	¥ 143,797